Executive Variable Universal Life II
Issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”)
and Northwestern Mutual Variable Life Account II (the “ Separate Account”)
Updating Summary Prospectus
May 1, 2025
This Summary Prospectus contains more information about your individual flexible premium variable universal life policy (the “Policy”). The statutory prospectus for the Policy (the “Prospectus”) contains more information about the Policy’s features, benefits and risks. You can find this document and other information about the Policy, including the annual and semi-annual reports for your underlying portfolios, online at www.nmprospectus.com. You can also obtain this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at www.Investor.gov.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus .
Not Available in the State of New York

Updated Information About Your Policy
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since your Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy.

Certain charges in the Annual Portfolio Operating Expenses table have been updated to reflect current minimum and maximum total operating expenses for the portfolios, as follows:
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	2.73%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.19%	2.68%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses and will continue until at least April 30, 2026.

Certain Periodic Charges (Other than Portfolio Operating Expenses) have been updated to reflect the Administrative Charge guaranteed maximum and current charge as follows:
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$26 (monthly)	$16 (monthly)
Charge for Insured Issue Age 50, Guaranteed Issue Non Tobacco underwriting classification		$15 (monthly)	$7 (monthly)

Certain disclosure under “Other Policy Provisions, Deferral of Determination and Payment,” has been updated to read as follows:
In reliance on relief from the SEC staff (“SEC Relief”), we may temporarily delay the payment of proceeds from a surrender, withdrawal or Policy loan attributable to the Divisions if we reasonably believe that financial exploitation of a Policy Owner, who is (i) age 65 or older, or (ii) age 18 or older who we reasonably believe has a mental or physical impairment that renders them unable to protect their own interests, has occurred, is occurring, has been attempted, or will be attempted. Subject to the conditions of the SEC Relief, payment of the proceeds may be delayed for up to 55 Valuation Dates. During the period of any such payment delay, the proceeds will be held in the Division of the Separate Account that invests in the Government Money Market Portfolio as we investigate and work with appropriate regulatory and other lawful authorities to resolve the matter. No later than two Valuation Dates after the temporary hold has been imposed, we will provide oral or written notice of the temporary hold and the reason for the temporary hold to the Policy Owner, a trusted contact person the Policy Owner previously identified to us and any other person(s) eligible to submit orders related to the Policy, unless we suspect that other person(s) of having engaged in, engaging in, having attempted or attempting financial exploitation of the Policy Owner.

Important Information You Should Consider About the Policy
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals	Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.			Fee and Expense Tables – Transaction Fees (Withdrawal Fee)
Transaction Charges
In addition to withdrawal charges, you may also be
charged for other transactions, such as certain tax-
related charges, a front-end sales load, charges for
transferring between investment options, requesting
more than one illustration in a Policy Year, changes to
your Death Benefit option or Specified Amount, as well
as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the
Policy is subject to ongoing fees and expenses, including
fees covering the cost of insurance and optional
benefits available under the Policy. These fees are
based on information as of December 31, 2024, may
change from year to year, and are generally based on
characteristics of the insured (e.g., age, sex and rating
classification). You should review your Policy
specifications page for specific rates applicable under
your Policy.

You bear the expenses associated with the Portfolios
available under your Policy, the range for which is
shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	2.73%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			Risks of the Policy – Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not
appropriate for you if you need ready access to cash.
The value of your Policy and life insurance benefit will
be reduced if you withdraw money. In addition, short-
term investment in the Policy may subject you to
income taxes and tax penalties.
Risks of the Policy – Policy for Long-Term Protection
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor
investment performance and can vary depending on
the performance of the investment options ( Portfolios)
available under the Policy. Each Portfolio (and any fixed
account investment option) will have its own unique
risks and you should review these investment options
before making an investment decision.
Risks of the Policy – Investment Risk Also see The Funds and The Fixed Option (NM Strength and Stability Account) sections
Executive Variable Universal Life II Prospectus

	RISKS	Cross-Reference(s) to Location in Prospectus
Insurance Company Risks
Investment in the Policy is subject to the risks related to
Northwestern Mutual, and any obligations (including
under any fixed account investment options),
guarantees, or benefits are subject to the claims-paying
ability of Northwestern Mutual. More information
about Northwestern Mutual, including its financial
strength ratings, is available upon request by calling toll
free (866) 464-3800.
Risks of the Policy – Investment Risk and the Northwestern Mutual section
Policy Lapse
Insufficient premium payments, poor investment
results, withdrawals, unpaid loans, or loan interest may
cause your Policy to lapse, meaning you will no longer
have any life insurance coverage and death benefits will
not be paid. After lapse, you may reinstate the Policy
subject to certain conditions described in the
Prospectus , including the payment of the minimum
payment amount, required to keep the Policy in force.
Risks of the Policy –Policy Lapse Information About the Policy – Termination and Reinstatement
RESTRICTIONS
Investments
Transfers or allocations to the Government Money
Market Division and the Policy’s fixed option, the NM
Strength and Stability Account (the “ SAS Account”), are
subject to certain restrictions. We do not permit
transfers from the SAS Account to the Divisions.
Transfers from the Divisions must be in amounts
greater than or equal to 1% of assets in the Divisions,
may be subject to charges, and are subject to the
Policy’s short-term and excessive trading policies. These
short-term and excessive trading policies may trigger
additional restrictions on your Policy. Currently, there is
no charge when you transfer Contract Fund Value
among Divisions and to the SAS Account. However, we
reserve the right to charge $25 for each transfer. You
may invest in up to 30 Divisions at a time.
Under certain circumstances Northwestern Mutual
reserves the right to remove a Portfolio or substitute
another Portfolio or mutual fund for such Portfolio.

The Fixed Option (NM Strength and Stability
Account)

Information about the Policy – Other Policy
Transactions (Transfers and Short-Term and
Excessive Trading)

Information about the Policy – Other Policy
Transactions (Substitution of Portfolio
Shares and Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and
payments made under these benefits are generally
subject to the same transaction fees as other premium
payments but may be treated differently for other
purposes (e.g., certain death benefit minimums).
Optional benefits are not available for all ages (or may
terminate at certain ages) and underwriting
classifications. We may stop offering an optional benefit
at any time.

Withdrawals under the Policy may cause the Death
Benefit Guarantee to terminate if the monthly Death
Benefit Guarantee Test is not met and no additional
premium is paid during the following 61-day grace
period.
Information about the Policy—Other Benefits Available Under the Policy Also see Termination of Death Benefit Guarantee for Failure to Meet the Death Benefit Guarantee Test
Executive Variable Universal Life II Prospectus

	TAXES	Cross-Reference(s) to Location in Prospectus
Tax Implications
You should consult with a tax professional to determine
the tax implications of an investment in, and payments
received under, the Policy. There is no additional tax
benefit if the Policy is purchased through a tax-qualified
plan or individual retirement account (IRA).
Withdrawals will generally be subject to ordinary
income tax, and may be subject to tax penalties.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
The Policy is sold exclusively through financial
representatives of Northwestern Mutual’s affiliated
broker-dealer, who are compensated with a
commission based on a percentage of premium, and
Northwestern Mutual may share revenue it earns on
the Policy with its affiliated broker-dealer. These
financial representatives may have a financial incentive
to offer or recommend the Policy over other
investments.
Distribution of the Policy Also see Charges and Deductions – Commissions Paid to Financial Representatives
Exchanges
Some financial representatives may have a financial
incentive to offer this Policy in place of one you already
own. You should only exchange an existing policy if you
determine, after comparing the features, fees and risks
of both policies, and any fees or penalties to terminate
the existing policy, that it is preferable to purchase this
Policy rather than continue to own the existing policy.
None
Executive Variable Universal Life II Prospectus

Glossary of Terms
ATTAINED AGE
The Insured’s Issue Age listed in the Policy schedule pages, plus the number of complete Policy Years that have elapsed since the Policy Date.
COMPANY
The Northwestern Mutual Life Insurance Company.
CONTRACT FUND VALUE
An amount equal to amounts in the Divisions but does not include Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Contract Fund Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Contract Fund Value after deductions for a surrender charge or an outstanding loan, as appropriate.
DEATH BENEFIT
The gross amount payable to the beneficiary upon the second death, before the deduction of Policy Debt and other adjustments. (See “Life Insurance Benefit” in the Prospectus).
DEATH BENEFIT GUARANTEE
An option available upon purchase of the Policy that allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy.
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is licensed both as a Northwestern Mutual insurance agent and as a registered representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
INSURED
The person named as the Insured on the Application and in the Policy. Typically, this is an employee of the employer-Owner of the Policy.
MINIMUM DEATH BENEFIT
The amount required by federal tax law to maintain the Policy as a life insurance contract.
MONTHLY PROCESSING DATE
The first Monthly Processing Date is the Policy Date; thereafter, the Monthly Processing Date is the same day of each month as the Policy Date. If the Monthly Processing Date would otherwise fall on the 29th, 30th, or 31st of the month, monthly processing will occur on that day or on the last day of the month if the month does not have that day.
NM STRENGTH AND STABILITY ACCOUNT
Amounts allocated or transferred to a fixed interest crediting option on or after the NM Strength and Stability Account availability date that are part of Northwestern Mutual’s General Account.
NORTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
PAID-UP
An insurance policy that is paid-up is one that generally does not require additional minimum premium payments to stay in force and which earns a fixed rate of interest.
POLICY
Your Executive Variable Universal Life policy issued by Northwestern Mutual and the Separate Account.
POLICY VALUE
The sum of Contract Fund Value and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Policy Value or an outstanding loan, as appropriate.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
Executive Variable Universal Life II Prospectus

PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PROSPECTUS
The full statutory prospectus for the Policy.
SELECTED MONTHLY PREMIUM
An amount the Owner selects subject to a maximum permitted amount under the Selected Monthly Premium Benefit.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account II.
SPECIFIED AMOUNT
The amount you select, subject to minimums and underwriting requirements we establish, which is used in determining the insurance coverage on an Insured’s life.
SPECIFIED MONTHLY CHARGES
Current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for the Selected Monthly Premium Benefit.
SUMMARY PROSPECTUS
This document is a summary version of the prospectus, which summarizes key information found in the Prospectus for the Policy.
TARGET PREMIUM
An amount based on the Specified Amount, Death Benefit Guarantee Period, any optional benefits, and factors relating to the Insured including but not limited to Issue Age, sex, and underwriting classification, used to compute part of the Premium Expense Charge, the Deferred Sales Charge, and the sales commission.
VALUATION DATE
Any day the NYSE is open for trading, except for any days specified in the Policy’s Prospectus including any day that a Division's corresponding investment option does not value its shares. A Valuation Date ends when the NYSE closes.
VALUATION PERIOD
The time between the close of trading on the NYSE on a Valuation Date and the close of trading on the next Valuation Date.
Executive Variable Universal Life II Prospectus

Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Please note that depending on whether your Death Benefit Guarantee is in effect, allocations or transfers into the Government Money Market Division are subject to certain restrictions (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%[1]	37.82%	14.77%	13.44%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.61%[1]	34.43%	18.22%	16.94%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	22.16%	13.86%	11.88%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.72%[1]	23.86%	10.92%	10.22%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	24.75%	14.30%	12.86%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	10.69%	7.46%	7.58%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	7.07%	5.90%	7.40%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.57%[1]	11.88%	8.60%	8.40%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.21%	5.55%	7.03%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	13.63%	10.07%	9.41%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	8.65%	7.42%	8.15%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	13.18%	5.89%	8.12%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	8.43%	8.01%	8.61%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	10.36%	6.59%	7.77%
Executive Variable Universal Life II Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	5.30%	5.96%	7.03%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	3.25%	4.20%	5.48%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	3.94%	2.81%	3.02%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.89%[1]	4.02%	0.12%	2.50%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2,4]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.99%	2.28%	1.56%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.04%	1.92%	1.90%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	1.76%	0.09%	1.57%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.68%[1]	-5.78%	-5.29%	-0.93%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2](“Inflation Protection Portfolio” until 09/30/2025)	MSA/American Century Investment Management, Inc.	0.45%[1]	1.96%	1.50%	1.95%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	6.38%	3.71%	4.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	6.42%	0.93%	3.33%
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (“Balanced Portfolio” until 06/30/25)	MSA	0.47%[1]	7.43%	4.76%	5.53%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2] (“Asset Allocation Portfolio” until 06/30/25)	MSA	0.53%[1]	9.72%	6.17%	6.72%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[5]	Fidelity Management & Research Company LLC (FMR)[6]	0.57%	17.49%	11.34%	9.21%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[5]	FMR[6]	0.56%	33.79%	17.04%	13.62%
Executive Variable Universal Life II Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[7]	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Long-term growth of capital	U.S. Strategic Equity Fund[8]	Russell Investment Management LLC (RIM)[9]	0.90%[1]	20.50%	12.42%	11.07%
Long-term growth of capital	U.S. Small Cap Equity Fund[8]	RIM[9]	1.14%[1]	8.53%	8.00%	7.31%
Current income and long- term growth of capital	Global Real Estate Securities Fund[8]	RIM[9]	0.91%	1.42%	-0.20%	2.75%
Long-term growth of capital	International Developed Markets Fund[8]	RIM[9]	1.03%[1]	2.78%	4.23%	4.70%
Provide total return	Strategic Bond Fund[8]	RIM[9]	0.65%[1]	0.83%	-0.87%	1.04%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[8]	RIM[9]	0.85%[1]	6.48%	2.86%	3.67%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[8]	RIM[9]	0.90%[1]	9.48%	5.00%	5.15%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[8]	RIM[9]	0.97%[1]	11.94%	7.10%	6.50%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[8]	RIM[9]	1.00%[1]	13.09%	7.58%	6.97%
Total return	Commodity Return Strategy Portfolio – Class 2[10]	UBS Asset Management (Americas) LLC[11]	0.80%[1]	5.12%	N/A	N/A
1 This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2 A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC, (MSA) our wholly-owned company, serves as investment adviser.
3 Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio . An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. Please note that allocations into the Government Money Market Division are subject to certain restrictions if your Death Benefit Guarantee is in effect (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).
4 Please note that allocations or transfers into the Government Money Market Division are subject to certain restrictions if your Death Benefit Guarantee is in effect. These restrictions include limits on the timing and amounts allocated or transferred to this Division to ensure total amounts in, or percentages allocated or transferred to, this Division and/or the SAS Account do not exceed certain maximum percentages (see "The Fixed Option-Restrictions on Amounts in the SAS Account and Government Money Market Division" in the Prospectus).
5The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
6The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
7 A series of Neuberger Berman Advisers Management Trust.
8 A series of Russell Investment Funds.
9 Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds .
10 A series of Credit Suisse Trust.
11 Effective May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) as the surviving entity, and UBS AM (Americas) became the investment manager to the Portfolio.
Executive Variable Universal Life II Prospectus

Additional Information
More information about the Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Summary Prospectus and the Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 464-3800. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This Summary Prospectus incorporates by reference the Prospectus for the Policy and the SAI, both dated May 1, 2025, as amended or supplemented.

Edgar Contract Identifier C000212051
Executive Variable Universal Life II Prospectus